CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
OPERATING ACTIVITIES
Net income for the period	$ 47,311	$ 106,326	$ 46,790	$ 228,146
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 5)	76,054	68,318	216,253	199,181
Deferred income and mining taxes	16,232	21,398	22,696	46,787
Stock-based compensation (note 7)	10,221	10,630	35,830	37,698
Loss on sale of available-for-sale securities (note 8)				6,731
Impairment loss on available-for-sale securities (note 8)	299	600	28,607	12,181
Foreign currency translation loss (gain)	6,507	16,265	(955)	20,773
Other	303	3,812	11,311	11,422
Adjustment for settlement of environmental remediation	(2,845)	(3,476)	(8,387)	(15,767)
Changes in non-cash working capital balances:
Trade receivables	(4,170)	(1,152)	3,579	(1,145)
Income taxes	6,137	(891)	(1,970)	42,991
Inventories	(76,719)	(53,210)	(44,938)	(50,956)
Other current assets	(29,081)	1,898	(49,937)	11,753
Accounts payable and accrued liabilities	23,464	17,265	37,645	28,622
Interest payable	7,269	11,681	5,828	11,626
Cash provided by operating activities	80,982	199,464	302,352	590,043
INVESTING ACTIVITIES
Additions to property, plant and mine development (note 5)	(142,287)	(113,344)	(444,694)	(293,707)
Acquisition of Urastar Gold Corporation, net (note 14)			(10,051)
Acquisition of Grayd Resource Corporation (note 14)				(9,322)
Decrease (increase) in short-term investments	2,711	(6,480)	6,323	(2,918)
Net proceeds from sale of available-for-sale securities (note 8)				30,732
Purchase of available-for-sale securities and warrants (note 8)	(2,769)	(710)	(55,028)	(2,713)
Increase in restricted cash	(3,284)	(1,303)	(1,940)	(1,436)
Cash used in investing activities	(145,629)	(121,837)	(505,390)	(279,364)
FINANCING ACTIVITIES
Dividends paid	(32,618)	(27,992)	(94,267)	(88,790)
Repayment of capital lease obligations	(2,582)	(2,933)	(8,644)	(8,789)
Proceeds from long-term debt (note 9)	150,000		240,000	255,000
Repayment of long-term debt (note 9)	(50,000)	(230,000)	(120,000)	(575,000)
Notes issuance (note 9)		200,000		200,000
Long-term debt financing costs (note 9)		(2,806)		(3,133)
Repurchase of common shares for restricted share unit plan (note 6)			(19,000)	(12,031)
Common shares issued (note 6)	3,945	8,325	19,829	16,001
Cash provided by (used in) financing activities	68,745	(55,406)	17,918	(216,742)
Effect of exchange rate changes on cash and cash equivalents	634	1,751	(837)	1,058
Net increase (decrease) in cash and cash equivalents during the period	4,732	23,972	(185,957)	94,995
Cash and cash equivalents, beginning of period	107,379	250,470	298,068	179,447
Cash and cash equivalents, end of period	112,111	274,442	112,111	274,442
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid (note 9)	7,344	2,344	35,891	30,324
Income and mining taxes paid	$ 8,983	$ 21,398	$ 39,983	$ 26,989